SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Total	11,300,000	19,301,945	18,160,280
Common stock warrants [Member]
Total	0	4,551,945	3,410,280
Stock options [Member]
Total	11,300,000	14,750,000	14,750,000